Capitalization - Summary of common stock shares reserved for future issuance (Details) - shares	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Capitalization [Line Items]
Common stock, shares reserved for future issuance	5,719,020	22,842,140
Conversion of Series C Preferred Stock On A Fully-Diluted Basis
Schedule Of Capitalization [Line Items]
Common stock, shares reserved for future issuance		5,609,398
Conversion of Series B Preferred Stock On A Fully-Diluted Basis
Schedule Of Capitalization [Line Items]
Common stock, shares reserved for future issuance		7,642,734
Conversion of Series A Preferred Stock On A Fully-Diluted Basis
Schedule Of Capitalization [Line Items]
Common stock, shares reserved for future issuance		4,998,895
Conversion of Series 1 Preferred Stock On A Fully-Diluted Basis
Schedule Of Capitalization [Line Items]
Common stock, shares reserved for future issuance		682,026
Common Stock Warrants Issued With Promissory Notes
Schedule Of Capitalization [Line Items]
Common stock, shares reserved for future issuance		16,666
Other Common Stock Warrants
Schedule Of Capitalization [Line Items]
Common stock, shares reserved for future issuance		3,466
Series 1 Preferred Stock Warrants Issued With Promissory Notes
Schedule Of Capitalization [Line Items]
Common stock, shares reserved for future issuance		21,978
Common Stock Options Outstanding
Schedule Of Capitalization [Line Items]
Common stock, shares reserved for future issuance	4,116,333	3,690,058
Options Available For Grant Under Equity Incentive Plan
Schedule Of Capitalization [Line Items]
Common stock, shares reserved for future issuance	1,602,687	176,919